Annual Total Returns- Vanguard Market Neutral Fund (Institutional) [BarChart] - Institutional - Vanguard Market Neutral Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.94%	(1.39%)	8.66%	4.38%	5.52%	2.70%	(4.83%)	0.65%	(9.48%)	(11.58%)